Master Trust - Master Trust By Asset Category and Fair Value Hierarchy (Details) - EBP 018 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total net assets available for benefits	$ 1,219,113	$ 1,170,899
Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	55,496,381	50,978,328
Receivables, net	25,344	15,392
Fully benefit-responsive investment contracts at contract value	4,887,387	4,991,458
Total net assets available for benefits	60,409,112	55,985,178
Cash and cash equivalents and short-term investment fund | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	675,098	724,303
Common and preferred stocks | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	8,447,158	6,934,489
Common stocks - Lockheed Martin | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	11,373,758	12,097,506
Common/collective trusts | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	28,919,660	26,108,226
Registered investment companies (mutual funds) | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,012,735	718,567
Corporate debt securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	867,174	755,451
U.S. Government securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	662,609	667,026
Other investments | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	148,008	130,680
Self-directed brokerage account | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	3,390,181	2,842,080
Level 1 | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	24,052,295	22,460,872
Level 1 | Cash and cash equivalents and short-term investment fund | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	18,383	36,089
Level 1 | Common and preferred stocks | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	8,437,126	6,926,943
Level 1 | Common stocks - Lockheed Martin | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	11,373,758	12,097,506
Level 1 | Common/collective trusts | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	0	0
Level 1 | Registered investment companies (mutual funds) | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	832,847	558,254
Level 1 | Corporate debt securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	0	0
Level 1 | U.S. Government securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	0	0
Level 1 | Other investments | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	0	0
Level 1 | Self-directed brokerage account | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	3,390,181	2,842,080
Level 2 | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	31,444,086	28,517,456
Level 2 | Cash and cash equivalents and short-term investment fund | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	656,715	688,214
Level 2 | Common and preferred stocks | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	10,032	7,546
Level 2 | Common stocks - Lockheed Martin | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	0	0
Level 2 | Common/collective trusts | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	28,919,660	26,108,226
Level 2 | Registered investment companies (mutual funds) | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	179,888	160,313
Level 2 | Corporate debt securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	867,174	755,451
Level 2 | U.S. Government securities | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	662,609	667,026
Level 2 | Other investments | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	148,008	130,680
Level 2 | Self-directed brokerage account | Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	$ 0	$ 0